Adjusting Items Included In Profit From Operations - Summary Costs of Integrating Acquired Businesses into Existing Operations (Details) - Restructuring and Integration Costs - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Employee Benefit Costs And Depreciation Amortisation And Impairment [Line Items]
Employee benefit costs	£ 42	£ 36	£ 176
Depreciation and impairment costs	17	27	48
Other operating expenses	41	42	145
Other operating income	(7)	(6)	(6)
Business combination integration cost	£ 93	£ 99	£ 363